Net Loss Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Common Share

Note 14. NET LOSS PER COMMON SHARE

Basic earnings per share of Class A Common Stock is computed by dividing net income attributable to common shareholders by the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted earnings per share of Class A Common Stock is computed by dividing net income attributable to common shareholders adjusted for the assumed exchange of all potentially dilutive securities, by the weighted-average number of shares of Class A Common Stock outstanding adjusted to give effect to potentially dilutive elements. Diluted loss per share for all period presented is the same as basic loss per share as the inclusion of the potentially issuable shares would be anti-dilutive.

The following table sets forth the computation of basic and diluted earnings per share of Class A Common Stock:

(In thousands except shares and per share amounts)	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
		(As Restated)		(As Restated)
Numerator – basic and diluted:
Net loss	$(224,217)	$(105,556)	$(609,192)	$(225,428)
Less: Net loss attributable to MSP Recovery, LLC pre Business Combination	—	—	—	—
Less: Net loss attributable to the noncontrolling interest post Business Combination	204,462	$103,484	576,301	$221,476
Net loss attributable to common shareholders	$(19,755)	$(2,072)	$(32,891)	$(3,952)
Denominator – basic and diluted:
Weighted-average shares of Class A common stock outstanding – basic	12,703,472	2,761,476	7,097,032	2,125,539
Effect of dilutive securities:
Weighted-average shares of Class A common stock outstanding – dilutive	12,703,472	2,761,476	7,097,032	2,125,539
Earnings per share of Class A common stock – basic	$(1.56)	$(0.75)	$(4.63)	$(1.86)
Earnings per share of Class A common stock – diluted	$(1.56)	$(0.75)	$(4.63)	$(1.86)

Shares of the Company’s Class V Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class V Common Stock under the two-class method has not been presented.

In the calculation for earnings per share for the three and nine months ended September 30, 2023, the Company excluded from the calculation of diluted earnings per share 124,264,645 shares of Class V Common Stock, 3,084,703 Public Warrants outstanding, 2,666,667 shares issuable upon the exercise of the CPIA Warrant, and 1,028,046,326 of New Warrants outstanding because their effect would have been anti-dilutive. As discussed in Note 1, Description of the Business, the Reverse Split did not affect the number of outstanding warrants; it had effect on the exercise terms of the warrants.

Note 16. NET LOSS PER COMMON SHARE

Basic earnings per share of Class A common stock is computed by dividing net income attributable to common shareholders by the weighted-average number of shares of Class A common stock outstanding during the period. Diluted earnings per share of Class A common stock is computed by dividing net income attributable to common shareholders adjusted for the assumed exchange of all potentially dilutive securities, by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive elements. Diluted loss per share for all period presented is the same as basic loss per share as the inclusion of the potentially issuable shares would be anti-dilutive.

Prior to the Business Combination, the equity structure of MSP Recovery, LLC included units which shared in the profits and losses of MSP Recovery, LLC. In reviewing the calculation of earnings per unit for periods prior to the Business Combination, the Company concluded that it resulted in values that would not be meaningful to the users of the consolidated financial statements. As such, earnings per share information for the year ended December 31, 2021 and 2020 has not been presented. The basic and diluted earnings per share for the year ended December 31, 2022 represent loss from only the period from the Closing Date to December 31, 2022 for the Company.

The following table sets forth the computation of basic and diluted earnings per share of Class A common stock:

(In thousands except shares and per share amounts)	Year ended December 31, 2022
Numerator - basic and diluted:
Net loss	$(401,905)
Less: Net loss attributable to MSP Recovery, LLC pre Business Combination	28,640
Less: Net loss attributable to the noncontrolling interest post Business Combination	365,848
Net loss attributable to common shareholders	$(7,417)
Denominator - basic and diluted:
Weighted-average shares of Class A common stock outstanding - basic	2,473,005
Effect of dilutive securities:
Weighted-average shares of Class A common stock outstanding - dilutive	2,473,005
Earnings per share of Class A common stock - basic	$(3.00)
Earnings per share of Class A common stock - diluted	$(3.00)

Shares of the Company’s Class V common stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class V common stock under the two-class method has not been presented.

In the calculation for earnings per share for the year ended December 31, 2022, the Company excluded from the calculation of diluted earnings per share 125,919,180 shares of Class V Common Stock, 3,319,304 Public Warrants outstanding, 2,666,667 CPIA Warrants, and 1,028,046,326 shares of New Warrants outstanding because their effect would have been anti-dilutive.